PREPAIDS AND OTHER (Tables)	12 Months Ended
Dec. 31, 2014
Prepayments and Other Current Assets [Abstract]
Schedule Of Prepaid Expenses and Other Current Assets [Table Text Block]	The components of prepaids and other were as follows:
	Successor
	As at December 31,
	2014	2013
Property taxes, insurance and licenses	$3.1	$3.5
Other	1.5	1.0
	$4.6	$4.5